UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2015

1.809084.112
AFBT-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Biotechnology - 89.2%
Biotechnology - 89.2%
ACADIA Pharmaceuticals, Inc. (a)(b)	443,486	$15,442,183
Acceleron Pharma, Inc. (a)	541,641	16,904,616
Achillion Pharmaceuticals, Inc. (a)(b)	1,640,172	12,826,145
Acorda Therapeutics, Inc. (a)	665,253	23,975,718
Actelion Ltd.	129,712	18,030,683
Adamas Pharmaceuticals, Inc. (a)(c)	929,048	13,712,748
Adaptimmune Therapeutics PLC sponsored ADR (b)	560,777	5,977,883
ADMA Biologics, Inc. (a)	50,300	461,754
Aduro Biotech, Inc. (b)	238,818	6,450,474
Aduro Biotech, Inc. (d)	345,762	9,339,032
Aegerion Pharmaceuticals, Inc. (a)(b)	1,437,389	21,100,871
Affimed NV (a)	179,950	1,140,883
Agenus, Inc. (a)	487,360	2,222,362
Agenus, Inc. warrants 1/9/18 (a)	452,000	6,360
Agios Pharmaceuticals, Inc. (a)	42,471	3,094,437
Aimmune Therapeutics, Inc. (a)	410,669	6,180,568
Aimmune Therapeutics, Inc.	460,107	6,232,149
Akebia Therapeutics, Inc. (a)(b)	321,877	2,871,143
Alder Biopharmaceuticals, Inc. (a)	724,713	23,176,322
Aldeyra Therapeutics, Inc. (a)	478,895	3,232,541
Alexion Pharmaceuticals, Inc. (a)	1,143,165	201,197,040
Alkermes PLC (a)	365,203	26,265,400
Alnylam Pharmaceuticals, Inc. (a)	217,735	18,714,323
AMAG Pharmaceuticals, Inc. (a)(b)	826,851	33,074,040
Amarin Corp. PLC ADR (a)(b)	1,077,203	2,046,686
Amgen, Inc.	150,830	23,858,289
Amicus Therapeutics, Inc. (a)(b)	1,005,270	7,539,525
Anacor Pharmaceuticals, Inc. (a)	659,551	74,140,128
Applied Genetic Technologies Corp. (a)(b)	212,296	2,547,552
Ardelyx, Inc. (a)(b)	873,252	14,303,868
ARIAD Pharmaceuticals, Inc. (a)	815,995	5,581,406
Array BioPharma, Inc. (a)	378,104	1,935,892
Ascendis Pharma A/S ADR	35,700	642,600
Asterias Biotherapeutics, Inc. (a)(b)	115,938	530,996
Atara Biotherapeutics, Inc. (b)	330,582	8,519,098
aTyr Pharma, Inc. (a)(b)	45,620	568,425
aTyr Pharma, Inc.	55,238	619,439
Avalanche Biotechnologies, Inc. (a)	125,129	1,054,837
Axovant Sciences Ltd. (a)	291,261	3,550,472
BioCryst Pharmaceuticals, Inc. (a)(b)	326,300	2,933,437
Biogen, Inc. (a)	612,840	178,036,148
BioMarin Pharmaceutical, Inc. (a)	1,417,848	165,944,930
Bionovo, Inc. warrants 2/2/16 (a)	56,850	1
BioTime, Inc. warrants 10/1/18 (a)	2	2
bluebird bio, Inc. (a)	35,449	2,734,181
Blueprint Medicines Corp.	107,288	2,155,416
Calithera Biosciences, Inc. (b)	497,158	4,245,729
Cara Therapeutics, Inc. (a)	307,888	4,362,773
Catabasis Pharmaceuticals, Inc. (b)	138,100	963,938
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	16,356
warrants 5/30/17 (a)	17,900	38,452
Celgene Corp. (a)	1,806,962	221,732,307
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	0
Celldex Therapeutics, Inc. (a)(b)	636,422	7,675,249
Cellectis SA sponsored ADR	40,000	1,058,000
Cepheid, Inc. (a)	51,400	1,716,760
Cerulean Pharma, Inc. (a)(b)	1,310,113	4,781,912
Chiasma, Inc.	325,192	6,655,379
Chiasma, Inc. (a)	29,900	679,926
Chiasma, Inc. warrants	81,298	1,108,362
Chimerix, Inc. (a)	281,786	11,040,375
Cidara Therapeutics, Inc. (b)	19,000	258,780
Cidara Therapeutics, Inc. (d)	223,967	3,050,431
Clovis Oncology, Inc. (a)	201,132	20,095,098
Concert Pharmaceuticals, Inc. (a)	35,584	808,113
CTI BioPharma Corp. (a)(b)	5,520,646	7,342,459
Cytokinetics, Inc. (a)(b)	113,716	979,095
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	159,575
CytomX Therapeutics, Inc.	64,961	608,035
DBV Technologies SA sponsored ADR (a)	258,000	8,944,860
Dicerna Pharmaceuticals, Inc. (a)	125,106	1,253,562
Dyax Corp. (a)	1,918,232	52,808,927
Dynavax Technologies Corp. (a)	149,595	3,397,302
Edge Therapeutics, Inc.	215,200	3,847,776
Eleven Biotherapeutics, Inc. (a)(b)	140,279	377,351
Emergent BioSolutions, Inc. (a)	146,555	4,711,743
Enanta Pharmaceuticals, Inc. (a)(b)	113,322	3,183,215
Epirus Biopharmaceuticals, Inc. (a)(b)	254,100	1,359,435
Epizyme, Inc. (a)(b)	2,060,493	26,971,853
Esperion Therapeutics, Inc. (a)(b)	402,493	9,659,832
Exact Sciences Corp. (a)(b)	364,159	3,033,444
Exelixis, Inc. (a)(b)	1,040,940	6,266,459
Fate Therapeutics, Inc. (a)	230,804	1,015,538
Fibrocell Science, Inc. (a)	279,800	1,068,836
FibroGen, Inc. (b)	74,322	1,732,446
Forward Pharma A/S sponsored ADR	23,100	581,196
Foundation Medicine, Inc. (a)(b)	159,200	3,569,264
Galapagos Genomics NV sponsored ADR	253,629	12,174,192
Genmab A/S (a)	452,749	44,658,427
Genocea Biosciences, Inc. (a)	159,921	766,022
Genomic Health, Inc. (a)	54,120	1,132,190
Geron Corp. (a)(b)	4,760,774	16,519,886
Gilead Sciences, Inc.	2,635,680	284,996,077
Global Blood Therapeutics, Inc.	518,310	21,751,916
Global Blood Therapeutics, Inc. (a)	70,157	3,271,421
Halozyme Therapeutics, Inc. (a)(b)	979,927	15,335,858
Heron Therapeutics, Inc. (a)(b)	533,842	14,637,948
Histogenics Corp. (c)	672,534	2,764,115
Ignyta, Inc. (a)	635,372	6,506,209
Immune Design Corp. (a)	268,300	3,487,900
ImmunoGen, Inc. (a)(b)	1,249,451	14,618,577
Immunomedics, Inc. (a)(b)	1,765,109	5,277,676
Incyte Corp. (a)	1,059,560	124,530,087
Infinity Pharmaceuticals, Inc. (a)(b)	287,434	2,974,942
Insys Therapeutics, Inc. (a)(b)	585,194	15,074,597
Intercept Pharmaceuticals, Inc. (a)(b)	175,060	27,519,432
Intrexon Corp. (a)(b)	273,808	9,199,949
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	7,618,595
Isis Pharmaceuticals, Inc. (a)	372,594	17,940,401
Juno Therapeutics, Inc. (b)	73,900	3,825,064
Juno Therapeutics, Inc. (d)	214,673	11,111,474
Karyopharm Therapeutics, Inc. (a)(b)	1,155,857	15,430,691
Keryx Biopharmaceuticals, Inc. (a)(b)	673,542	3,017,468
Kite Pharma, Inc. (a)(b)	660,420	44,941,581
La Jolla Pharmaceutical Co. (a)	327,300	8,179,227
Lexicon Pharmaceuticals, Inc. (a)(b)	927,237	8,818,024
Ligand Pharmaceuticals, Inc. Class B (a)(b)	126,712	11,448,429
Lion Biotechnologies, Inc. (a)	369,046	2,387,728
Macrogenics, Inc. (a)	511,457	15,890,969
MannKind Corp. (a)(b)	1,151,662	3,812,001
MediciNova, Inc. (a)	1,018,480	2,984,146
Medivation, Inc. (a)	1,191,018	50,094,217
Merrimack Pharmaceuticals, Inc. (a)	96,900	905,046
MiMedx Group, Inc. (a)(b)	250,413	1,823,007
Minerva Neurosciences, Inc. (a)(b)	921,974	4,831,144
Mirati Therapeutics, Inc. (a)	25,900	916,342
Mirna Therapeutics, Inc.	281,700	1,628,226
Momenta Pharmaceuticals, Inc. (a)	121,037	1,986,217
Myriad Genetics, Inc. (a)(b)	195,057	7,874,451
NantKwest, Inc. (a)(b)	332,500	3,956,750
Neurocrine Biosciences, Inc. (a)	669,028	32,842,585
NewLink Genetics Corp. (a)(b)	252,479	9,662,371
Nivalis Therapeutics, Inc.	18,600	149,172
Novavax, Inc. (a)(b)	2,767,531	18,680,834
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	1
OncoMed Pharmaceuticals, Inc. (a)	161,570	3,233,016
Ophthotech Corp. (a)	734,026	36,649,918
Opko Health, Inc. (a)(b)	586,151	5,539,127
Oragenics, Inc. (a)	250,308	332,910
Orexigen Therapeutics, Inc. (a)(b)	1,765,996	5,368,628
Organovo Holdings, Inc. (a)(b)	194,083	584,190
Osiris Therapeutics, Inc. (b)	203,971	3,473,626
OvaScience, Inc. (a)(b)	193,445	2,508,982
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	506,588	24,118,655
Progenics Pharmaceuticals, Inc. (a)(b)	793,543	5,824,606
ProNai Therapeutics, Inc. (a)(b)	362,438	6,219,436
ProQR Therapeutics BV (a)	249,416	3,633,991
Proteon Therapeutics, Inc.	137,500	1,883,750
Prothena Corp. PLC (a)	113,734	5,858,438
PTC Therapeutics, Inc. (a)(b)	219,637	5,462,372
Puma Biotechnology, Inc. (a)(b)	301,358	24,837,926
Radius Health, Inc. (a)(b)	975,562	62,660,347
Raptor Pharmaceutical Corp. (a)(b)	625,173	3,407,193
Regeneron Pharmaceuticals, Inc. (a)	386,116	215,217,197
REGENXBIO, Inc.	398,150	6,155,399
Regulus Therapeutics, Inc. (a)	261,163	1,736,734
Repligen Corp. (a)	361,227	12,007,185
Retrophin, Inc. (a)	202,328	3,870,535
Rigel Pharmaceuticals, Inc. (a)	643,465	1,634,401
Sage Therapeutics, Inc. (a)	262,168	13,168,699
Sangamo Biosciences, Inc. (a)	682,852	4,814,107
Sarepta Therapeutics, Inc. (a)	371,104	8,928,762
Seattle Genetics, Inc. (a)(b)	552,716	22,932,187
Seres Therapeutics, Inc. (b)	237,191	7,030,341
Seres Therapeutics, Inc.	352,270	9,397,155
Sophiris Bio, Inc. (a)	141,653	103,407
Sorrento Therapeutics, Inc. (a)	7,400	63,936
Spark Therapeutics, Inc. (b)	305,945	16,490,436
Spectrum Pharmaceuticals, Inc. (a)(b)	338,247	1,762,267
Stemline Therapeutics, Inc. (a)(b)	348,093	3,094,547
Sunesis Pharmaceuticals, Inc. (a)(b)	830,240	730,611
Synta Pharmaceuticals Corp. (a)(b)	56,886	38,114
TESARO, Inc. (a)	456,937	20,776,925
TG Therapeutics, Inc. (a)(b)	1,388,774	17,179,134
Threshold Pharmaceuticals, Inc. (a)	26,804	102,123
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	48,695
Tobira Therapeutics, Inc. (a)	249,751	2,517,490
Tokai Pharmaceuticals, Inc. (a)(b)	91,000	1,005,550
Trevena, Inc. (a)	210,161	2,021,749
Ultragenyx Pharmaceutical, Inc. (a)	366,427	36,404,522
uniQure B.V. (a)	158,829	2,816,038
United Therapeutics Corp. (a)	148,094	21,715,023
Verastem, Inc. (a)(b)	365,402	672,340
Versartis, Inc. (a)(b)	354,276	3,659,671
Vertex Pharmaceuticals, Inc. (a)	1,198,919	149,553,156
Vical, Inc. (a)	659,862	277,142
Vitae Pharmaceuticals, Inc. (a)(b)	1,091,502	12,967,044
Vital Therapies, Inc. (a)(b)	581,760	4,520,275
Xencor, Inc. (a)	523,108	5,665,260
Xenon Pharmaceuticals, Inc.	102,215	822,831
XOMA Corp. (a)(b)	1,918,701	2,340,815
Zafgen, Inc. (a)(b)	1,356,174	13,059,956
ZIOPHARM Oncology, Inc. (a)(b)	29,667	337,907
		3,153,223,507
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (e)	12,210	1,683,515
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)	227,700	714,978
Novocure Ltd.	155,553	3,145,748
Novocure Ltd.	169,200	3,801,924
Vermillion, Inc. (a)(b)	1,165,400	2,284,184
Zosano Pharma Corp.	175,100	476,272
		10,423,106
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	469,540	1,047,118
Transgenomic, Inc. (a)	13,500	10,139
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		1,057,258
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	19,065
Pharmaceuticals - 8.8%
Pharmaceuticals - 8.8%
Achaogen, Inc. (a)	141,215	779,507
Adimab LLC unit (a)(e)(f)	398,401	7,395,856
Aradigm Corp. (a)	8,786	57,373
Auris Medical Holding AG (a)	261,667	1,015,268
Biodel, Inc. (a)	718,800	262,362
Biodelivery Sciences International, Inc. (a)(b)	274,082	1,474,561
Carbylan Therapeutics, Inc.	745,451	2,683,624
Cempra, Inc. (a)(b)	1,009,236	22,405,039
Collegium Pharmaceutical, Inc.	81,700	1,500,829
Dermira, Inc.	563,614	15,211,942
Dermira, Inc. (d)	162,931	4,397,508
Egalet Corp. (a)(b)(c)	1,252,974	10,399,684
Eisai Co. Ltd.	342,900	21,448,256
Endo Health Solutions, Inc. (a)	58,774	3,525,852
Flex Pharma, Inc.	22,600	256,058
GW Pharmaceuticals PLC ADR (a)(b)	351,018	27,762,014
Horizon Pharma PLC (a)	1,904,309	29,935,737
Intra-Cellular Therapies, Inc. (a)	268,254	12,835,954
Jazz Pharmaceuticals PLC (a)	296,787	40,742,919
Kura Oncology, Inc.	325,932	4,888,980
MyoKardia, Inc.	484,822	4,455,029
MyoKardia, Inc.	687,102	7,015,311
Nektar Therapeutics(a)	277,332	3,291,931
NeurogesX, Inc. (a)	150,000	615
Ocular Therapeutix, Inc. (a)(b)	257,691	2,223,873
Pacira Pharmaceuticals, Inc. (a)	175,260	8,754,237
Paratek Pharmaceuticals, Inc. (a)	747,829	12,982,311
Parnell Pharmaceuticals Holdings Ltd. (a)	123,569	428,784
Repros Therapeutics, Inc. (a)(b)	1,213,840	2,075,666
SCYNEXIS, Inc. (a)	111,900	715,041
Sun Pharmaceutical Industries Ltd.	181,199	2,462,333
Tetraphase Pharmaceuticals, Inc. (a)(b)	378,131	3,414,523
The Medicines Company (a)	536,084	18,355,516
TherapeuticsMD, Inc. (a)	918,373	5,390,850
Theravance Biopharma, Inc. (a)	99,004	1,480,110
XenoPort, Inc. (a)(b)	478,008	2,920,629
Zogenix, Inc. (a)(b)	612,197	7,217,803
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,252
ZS Pharma, Inc. (a)	262,749	17,081,312
		309,247,449
TOTAL COMMON STOCKS
(Cost $2,935,523,963)		3,475,653,900

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.4%
Biotechnology - 1.0%
Biotechnology - 1.0%
23andMe, Inc. Series E (e)	341,730	3,700,003
AC Immune SA Series E (e)	405	975,669
Editas Medicine, Inc. Series B (e)	139,217	626,477
Gensight Biologics Series B (e)	76,600	564,363
Immunocore Ltd. Series A (e)	17,149	3,197,014
Intellia Therapeutics, Inc. Series B (e)	121,616	638,484
Jounce Therapeutics, Inc. Series B (e)	1,591,779	3,597,421
Moderna LLC Series E (e)	54,410	3,355,465
Ovid Therapeutics, Inc. Series B (e)	246,448	1,535,371
Pronutria Biosciences, Inc. Series C (e)	341,857	3,445,919
RaNA Therapeutics LLC Series B (e)	1,310,353	1,415,181
Syndax Pharmaceuticals, Inc. Series C1 (e)	345,059	3,862,245
Twist Bioscience Corp. Series C (e)	1,866,791	2,799,998
Voyager Therapeutics, Inc. Series B (e)	1,200,000	3,552,000
WAVE Life Sciences Series B (e)	56,944	3,314,141
		36,579,751
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	1,915,787	4,699,998
Corvus Pharmaceuticals, Inc. Series B (e)	180,163	2,524,084
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	1,610,391	1,610,391
Stemcentrx, Inc. Series G (e)	208,907	4,813,217
Syros Pharmaceuticals, Inc. Series B, 6.00% (e)	163,994	515,942
		14,163,632

TOTAL CONVERTIBLE PREFERRED STOCKS		50,743,383

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(e)	26,918	1,660,033
TOTAL PREFERRED STOCKS
(Cost $50,954,580)		52,403,416

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.18% (g)	14,063,312	14,063,312
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)	287,765,478	287,765,478
TOTAL MONEY MARKET FUNDS
(Cost $301,828,790)		301,828,790
TOTAL INVESTMENT PORTFOLIO - 108.3%
(Cost $3,288,307,333)		3,829,886,106
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(294,904,715)
NET ASSETS - 100%		$3,534,981,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,898,445 or 0.8% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,482,786 or 1.7% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
AC Immune SA Series E	10/19/15	$975,669
Adimab LLC unit	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$4,700,000
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$2,524,084
Editas Medicine, Inc. Series B	8/4/15	$626,477
Gensight Biologics Series B	7/2/15	$590,265
Immunocore Ltd. Series A	7/27/15	$3,227,085
Intellia Therapeutics, Inc. Series B	8/20/15	$638,484
Jounce Therapeutics, Inc. Series B	4/17/15	$3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$574,161
Moderna LLC Series E	12/18/14	$3,355,465
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
Pronutria Biosciences, Inc. Series C	1/30/15	$3,445,919
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RPI International Holdings LP	5/21/15	$1,439,559
Stemcentrx, Inc. Series G	8/14/15	$4,813,217
Syndax Pharmaceuticals, Inc. Series C1	8/21/15	$3,862,245
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$515,942
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Voyager Therapeutics, Inc. Series B	4/10/15	$3,600,000
WAVE Life Sciences Series B	8/14/15	$2,847,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,755
Fidelity Securities Lending Cash Central Fund	1,419,903
Total	$1,424,658

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adamas Pharmaceuticals, Inc.	$22,064,924	$866,066	$--	$--	$13,712,748
Aegerion Pharmaceuticals, Inc.	27,497,252	--	--	--	--
Egalet Corp.	5,675,368	9,528,212	--	--	10,399,684
Histogenics Corp.	4,284,042	--	--	--	2,764,115
Total	$59,521,586	$10,394,278	$--	$--	$26,876,547

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,475,653,900	$3,388,419,033	$77,047,132	$10,187,735
Preferred Stocks	52,403,416	--	--	52,403,416
Money Market Funds	301,828,790	301,828,790	--	--
Total Investments in Securities:	$3,829,886,106	$3,690,247,823	$77,047,132	$62,591,151

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$59,208,008
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(8,435,801)
Cost of Purchases	17,822,747
Proceeds of Sales	(16,191,538)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,403,416
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(357,048)
Other Investments in Securities
Beginning Balance	$13,219,438
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(123,197)
Cost of Purchases	--
Proceeds of Sales	(878,040)
Amortization/Accretion	--
Transfers in to Level 3	2
Transfers out of Level 3	(2,059,890)
Ending Balance	$10,158,313
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(123,197)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo,LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$55,695,588	Black-Scholes	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.00 - $2,409.06 / $66.70	Increase
		Market comparable	Discount rate	10.0%	Decrease
		Partnership NAV	Partnership NAV	$137.88	Increase
		Proposed transaction price	Transaction price	$8.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $3,293,087,107. Net unrealized appreciation aggregated $536,798,999, of which $964,250,501 related to appreciated investment securities and $427,451,502 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

October 31, 2015

1.809086.112
AFDC-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Communications Equipment - 91.5%
Communications Equipment - 91.5%
ADTRAN, Inc.	8,800	$136,664
Alcatel-Lucent SA sponsored ADR (a)	130,757	526,951
Arris Group, Inc. (a)	6,070	171,538
AudioCodes Ltd. (a)	5,900	20,119
Black Box Corp.	800	9,768
Brocade Communications Systems, Inc.	44,700	465,774
Calix Networks, Inc. (a)	1,000	6,990
Ciena Corp. (a)	600	14,484
Cisco Systems, Inc.	83,124	2,398,126
CommScope Holding Co., Inc. (a)	20,220	655,735
EchoStar Holding Corp. Class A (a)	200	8,966
F5 Networks, Inc. (a)	6,535	720,157
Finisar Corp. (a)	14,900	169,413
Harris Corp.	7,400	585,562
Infinera Corp. (a)(b)	3,517	69,496
InterDigital, Inc.	2,700	136,998
Ixia (a)	6,290	90,639
Juniper Networks, Inc.	19,058	598,231
Lumentum Holdings, Inc. (a)	2,560	36,710
Mitel Networks Corp. (a)	2,710	21,219
Motorola Solutions, Inc.	2,459	172,056
NETGEAR, Inc. (a)	500	20,700
Nokia Corp. sponsored ADR (b)	68,280	506,638
Plantronics, Inc.	2,560	137,267
Polycom, Inc. (a)	6,319	87,076
QUALCOMM, Inc.	38,561	2,291,295
Radware Ltd. (a)	14,400	214,704
Ruckus Wireless, Inc. (a)	23,420	264,178
Sandvine Corp. (U.K.) (a)	5,100	10,453
Sonus Networks, Inc. (a)	7,950	52,550
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	49,330	480,474
Viavi Solutions, Inc. (a)	12,800	76,160
Wi-Lan, Inc.	21,800	40,512
		11,197,603
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	3,090	18,756
Electronic Equipment & Components - 1.1%
Electronic Components - 0.2%
II-VI, Inc. (a)	1,360	24,643
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	1,800	115,992

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		140,635

Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Alphabet, Inc.:
Class A (a)	49	36,132
Class C	78	55,443
Rackspace Hosting, Inc. (a)	800	20,680
Web.com Group, Inc. (a)	2,200	51,634
		163,889
Semiconductors & Semiconductor Equipment - 1.7%
Semiconductors - 1.7%
Broadcom Corp. Class A	500	25,700
GSI Technology, Inc. (a)	2,900	12,238
Marvell Technology Group Ltd.	6,800	55,828
Maxim Integrated Products, Inc.	1,200	49,176
Qorvo, Inc. (a)	900	39,537
Semtech Corp. (a)	1,300	22,750
		205,229
Software - 0.8%
Application Software - 0.1%
Xura, Inc. (a)	370	9,576
Systems Software - 0.7%
Oracle Corp.	1,270	49,327
Rovi Corp. (a)	4,000	36,600
		85,927

TOTAL SOFTWARE		95,503

Technology Hardware, Storage & Peripherals - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
BlackBerry Ltd. (a)	22,000	160,340
HP, Inc.	2,200	59,312
QLogic Corp. (a)	3,300	40,920
Samsung Electronics Co. Ltd.	58	69,695
		330,267
TOTAL COMMON STOCKS
(Cost $10,499,339)		12,151,882

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.18% (c)	50,374	50,374
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	438,000	438,000
TOTAL MONEY MARKET FUNDS
(Cost $488,374)		488,374
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $10,987,713)		12,640,256
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(402,153)
NET ASSETS - 100%		$12,238,103

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	214
Total	$217

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$12,151,882	$12,151,882	$--	$--
Money Market Funds	488,374	488,374	--	--
Total Investments in Securities:	$12,640,256	$12,640,256	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $11,048,318. Net unrealized appreciation aggregated $1,591,938, of which $2,354,938 related to appreciated investment securities and $763,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2015

1.809085.112
AFCI-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Auto Components - 4.1%
Auto Parts & Equipment - 4.1%
Delphi Automotive PLC	69,884	$5,813,650
Tenneco, Inc. (a)	77,400	4,380,066
Visteon Corp. (a)	22,700	2,475,889
		12,669,605
Automobiles - 2.7%
Automobile Manufacturers - 1.9%
Ferrari NV	16,700	842,181
Tata Motors Ltd. (a)	93,448	551,511
Tesla Motors, Inc. (a)(b)	21,320	4,411,748
		5,805,440
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	49,500	2,447,775

TOTAL AUTOMOBILES		8,253,215

Beverages - 2.7%
Distillers & Vintners - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	35,927	4,842,960
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	26,500	3,612,480

TOTAL BEVERAGES		8,455,440

Hotels, Restaurants & Leisure - 18.7%
Casinos & Gaming - 2.9%
Las Vegas Sands Corp.	126,880	6,281,829
Wynn Resorts Ltd. (b)	37,700	2,637,115
		8,918,944
Hotels, Resorts & Cruise Lines - 5.4%
Accor SA	90,394	4,496,936
Hilton Worldwide Holdings, Inc.	485,000	12,120,150
		16,617,086
Leisure Facilities - 1.6%
Vail Resorts, Inc.	43,500	4,966,395
Restaurants - 8.8%
Dave & Buster's Entertainment, Inc.	41,700	1,608,786
Domino's Pizza, Inc.	18,709	1,995,689
Fiesta Restaurant Group, Inc. (a)	65,419	2,313,216
Jack in the Box, Inc.	31,500	2,347,695
Jubilant Foodworks Ltd.	22,793	509,361
McDonald's Corp.	13,700	1,537,825
Papa John's International, Inc.	26,792	1,879,995
Ruth's Hospitality Group, Inc.	169,800	2,633,598
Starbucks Corp.	200,576	12,550,040
		27,376,205

TOTAL HOTELS, RESTAURANTS & LEISURE		57,878,630

Household Durables - 4.8%
Homebuilding - 2.5%
D.R. Horton, Inc.	72,900	2,146,176
Lennar Corp. Class A	38,940	1,949,726
PulteGroup, Inc.	198,500	3,638,505
		7,734,407
Household Appliances - 1.6%
Techtronic Industries Co. Ltd.	1,333,500	4,874,846
Housewares & Specialties - 0.7%
Jarden Corp. (a)	53,400	2,392,320

TOTAL HOUSEHOLD DURABLES		15,001,573

Household Products - 1.5%
Household Products - 1.5%
Spectrum Brands Holdings, Inc.	49,690	4,762,787
Internet & Catalog Retail - 9.9%
Internet Retail - 9.9%
Amazon.com, Inc. (a)	41,260	25,824,633
Ocado Group PLC (a)	796,640	4,627,482
		30,452,115
Internet Software & Services - 1.8%
Internet Software & Services - 1.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,800	2,665,794
HomeAway, Inc. (a)	66,520	2,099,371
JUST EAT Ltd. (a)	139,700	917,440
		5,682,605
Media - 20.4%
Advertising - 0.5%
MDC Partners, Inc. Class A (sub. vtg.)	73,800	1,546,848
Broadcasting - 2.5%
ITV PLC	1,951,229	7,592,229
Cable & Satellite - 8.5%
Charter Communications, Inc. Class A (a)(b)	47,420	9,054,375
Comcast Corp. Class A	177,700	11,127,574
Naspers Ltd. Class N	29,865	4,374,330
Starz Series A (a)	50,900	1,705,659
		26,261,938
Movies & Entertainment - 8.9%
Lions Gate Entertainment Corp.	86,400	3,367,008
The Walt Disney Co.	175,206	19,927,930
Time Warner, Inc.	56,100	4,226,574
		27,521,512

TOTAL MEDIA		62,922,527

Multiline Retail - 2.4%
Department Stores - 2.1%
Macy's, Inc.	124,900	6,367,402
General Merchandise Stores - 0.3%
B&M European Value Retail S.A.	186,381	957,941

TOTAL MULTILINE RETAIL		7,325,343

Software - 2.5%
Application Software - 1.3%
Mobileye NV (a)(b)	84,300	3,837,336
Home Entertainment Software - 1.2%
Playtech Ltd.	287,010	3,787,412

TOTAL SOFTWARE		7,624,748

Specialty Retail - 17.7%
Apparel Retail - 9.5%
Inditex SA	57,719	2,164,668
L Brands, Inc.	136,900	13,139,662
Ross Stores, Inc.	174,620	8,832,280
TJX Companies, Inc.	20,508	1,500,981
United Arrows Ltd.	14,200	611,749
Zumiez, Inc. (a)(b)	180,828	3,160,873
		29,410,213
Automotive Retail - 3.2%
AutoZone, Inc. (a)	6,380	5,004,536
O'Reilly Automotive, Inc. (a)	18,100	5,000,306
		10,004,842
Home Improvement Retail - 3.6%
Home Depot, Inc.	89,360	11,048,470
Specialty Stores - 1.4%
Staples, Inc.	328,800	4,271,112

TOTAL SPECIALTY RETAIL		54,734,637

Textiles, Apparel & Luxury Goods - 6.7%
Apparel, Accessories & Luxury Goods - 2.1%
G-III Apparel Group Ltd. (a)	112,680	6,207,541
Regina Miracle International Holdings Ltd.	151,635	137,490
		6,345,031
Footwear - 4.6%
NIKE, Inc. Class B	109,217	14,310,704

TOTAL TEXTILES, APPAREL & LUXURY GOODS		20,655,735

TOTAL COMMON STOCKS
(Cost $265,217,620)		296,418,960

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 0.18% (c)	14,884,580	14,884,580
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	17,136,400	17,136,400
TOTAL MONEY MARKET FUNDS
(Cost $32,020,980)		32,020,980
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $297,238,600)		328,439,940
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(19,449,358)
NET ASSETS - 100%		$308,990,582

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,880
Fidelity Securities Lending Cash Central Fund	24,012
Total	$28,892

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$296,418,960	$289,734,003	$6,684,957	$--
Money Market Funds	32,020,980	32,020,980	--	--
Total Investments in Securities:	$328,439,940	$321,754,983	$6,684,957	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $297,475,660. Net unrealized appreciation aggregated $30,964,280, of which $45,038,007 related to appreciated investment securities and $14,073,727 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Electronics Fund

October 31, 2015

1.809067.112
AFEL-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$1
Communications Equipment - 3.3%
Communications Equipment - 3.3%
Finisar Corp. (a)	11,200	127,344
QUALCOMM, Inc.	44,826	2,663,561
		2,790,905
Diversified Telecommunication Services - 0.3%
Alternative Carriers - 0.3%
Intelsat SA (a)	33,500	221,770
Electronic Equipment & Components - 4.5%
Electronic Components - 0.4%
InvenSense, Inc. (a)(b)	23,700	282,504
Electronic Manufacturing Services - 4.1%
Benchmark Electronics, Inc. (a)	12,100	239,338
Jabil Circuit, Inc.	67,176	1,543,704
Plexus Corp. (a)	2,502	86,619
TTM Technologies, Inc. (a)	216,655	1,581,582
		3,451,243

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,733,747

Household Durables - 0.5%
Consumer Electronics - 0.5%
Garmin Ltd.	4,000	141,880
GoPro, Inc. Class A (a)(b)	9,700	242,500
		384,380
Industrial Conglomerates - 0.2%
Industrial Conglomerates - 0.2%
Toshiba Corp.	62,000	174,906
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Rackspace Hosting, Inc. (a)	11,100	286,935
Semiconductors & Semiconductor Equipment - 77.3%
Semiconductor Equipment - 9.1%
Amkor Technology, Inc. (a)	109,800	682,956
Applied Materials, Inc.	177,400	2,974,998
KLA-Tencor Corp.	16,100	1,080,632
Lam Research Corp.	34,581	2,648,559
PDF Solutions, Inc. (a)	4,000	42,240
Xcerra Corp. (a)	27,500	190,850
		7,620,235
Semiconductors - 68.2%
Analog Devices, Inc.	50,528	3,037,743
Applied Micro Circuits Corp. (a)(b)	44,137	286,008
Atmel Corp.	111,679	848,760
Avago Technologies Ltd.	46,000	5,663,980
Broadcom Corp. Class A	178,301	9,164,669
Cavium, Inc. (a)	1,100	78,045
Cirrus Logic, Inc. (a)	11,900	366,877
Cree, Inc. (a)(b)	21,480	541,081
Cypress Semiconductor Corp.	163,800	1,726,452
Diodes, Inc. (a)	10,100	231,290
Exar Corp. (a)	82,600	469,994
Fairchild Semiconductor International, Inc. (a)	22,200	370,296
Freescale Semiconductor, Inc. (a)	85,114	2,850,468
Hua Hong Semiconductor Ltd. (a)	126,000	127,549
Intel Corp.	59,478	2,013,925
Intersil Corp. Class A	251,637	3,409,681
Lattice Semiconductor Corp. (a)	30,200	138,316
Marvell Technology Group Ltd.	426,500	3,501,565
Maxim Integrated Products, Inc.	127,422	5,221,754
MediaTek, Inc.	64,000	501,710
Micron Technology, Inc. (a)	293,812	4,865,527
NVIDIA Corp.	32,723	928,352
NXP Semiconductors NV (a)	45,079	3,531,940
ON Semiconductor Corp. (a)	37,000	407,000
Qorvo, Inc. (a)	40,600	1,783,558
Sanken Electric Co. Ltd.	32,000	111,218
Semiconductor Manufacturing International Corp. (a)	1,691,000	156,654
Semtech Corp. (a)	193,122	3,379,635
Texas Instruments, Inc.	21,418	1,214,829
		56,928,876

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		64,549,111

Technology Hardware, Storage & Peripherals - 11.1%
Technology Hardware, Storage & Peripherals - 11.1%
HP, Inc.	112,900	3,043,784
Lenovo Group Ltd.	180,000	167,245
Samsung Electronics Co. Ltd.	1,943	2,334,792
Seagate Technology LLC	66,000	2,511,960
Western Digital Corp.	18,200	1,216,124
		9,273,905
TOTAL COMMON STOCKS
(Cost $82,572,552)		81,415,660
	Principal Amount	Value

Corporate Bonds - 0.6%
Convertible Bonds - 0.3%
Electronic Equipment & Components - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	250,000	240,469
Nonconvertible Bonds - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	215,000	150,500
7.75% 8/1/20	130,000	96,200
		246,700
TOTAL CORPORATE BONDS
(Cost $524,840)		487,169
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.18% (c)	3,930,841	3,930,841
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	696,300	696,300
TOTAL MONEY MARKET FUNDS
(Cost $4,627,141)		4,627,141
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $87,724,533)		86,529,970
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(3,035,977)
NET ASSETS - 100%		$83,493,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244
Fidelity Securities Lending Cash Central Fund	9,610
Total	$9,854

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$81,415,660	$80,678,087	$737,573	$--
Corporate Bonds	487,169	--	487,169	--
Money Market Funds	4,627,141	4,627,141	--	--
Total Investments in Securities:	$86,529,970	$85,305,228	$1,224,742	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $89,507,187. Net unrealized depreciation aggregated $2,977,217, of which $6,864,492 related to appreciated investment securities and $9,841,709 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2015

1.809101.112
ANR-QTLY-1012

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 1.6%
Commodity Chemicals - 1.6%
LyondellBasell Industries NV Class A	131,900	$12,254,829
Energy Equipment & Services - 16.8%
Oil & Gas Drilling - 0.2%
Odfjell Drilling A/S (a)	567,856	367,577
Xtreme Drilling & Coil Services Corp. (a)	813,202	1,250,028
		1,617,605
Oil & Gas Equipment & Services - 16.6%
Baker Hughes, Inc.	398,700	21,003,516
Cameron International Corp. (a)	290,500	19,756,905
Dril-Quip, Inc. (a)	141,191	8,691,718
Frank's International NV	442,600	7,595,016
Oceaneering International, Inc.	216,273	9,087,791
Schlumberger Ltd.	821,209	64,185,695
Total Energy Services, Inc.	38,900	436,420
		130,757,061

TOTAL ENERGY EQUIPMENT & SERVICES		132,374,666

Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C	83,000	1,198,520
Renewable Electricity - 0.5%
NextEra Energy Partners LP	158,900	4,172,714

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,371,234

Oil, Gas & Consumable Fuels - 80.0%
Integrated Oil & Gas - 19.5%
Chevron Corp.	387,409	35,207,730
Exxon Mobil Corp.	1,240,361	102,627,468
Occidental Petroleum Corp.	203,600	15,176,344
		153,011,542
Oil & Gas Exploration & Production - 48.4%
Anadarko Petroleum Corp.	447,083	29,900,911
Apache Corp.	114,100	5,377,533
Bankers Petroleum Ltd. (a)	314,900	529,810
Cabot Oil & Gas Corp.	33,900	735,969
California Resources Corp.	554,300	2,239,372
Canadian Natural Resources Ltd.	82,400	1,910,652
Carrizo Oil & Gas, Inc. (a)	49,800	1,873,974
Cimarex Energy Co.	303,447	35,824,953
Concho Resources, Inc. (a)	144,800	16,783,768
Continental Resources, Inc. (a)	76,130	2,581,568
Diamondback Energy, Inc.	330,800	24,426,272
Encana Corp.	1,272,700	9,684,433
Energen Corp.	172,013	10,002,556
EOG Resources, Inc.	624,186	53,586,368
EQT Corp.	80,500	5,318,635
Evolution Petroleum Corp.	42,495	293,216
Gulfport Energy Corp. (a)	224,400	6,837,468
Hess Corp.	233,300	13,113,793
Memorial Resource Development Corp. (a)	867,900	15,353,151
Newfield Exploration Co. (a)	946,400	38,035,816
Noble Energy, Inc.	547,008	19,604,767
Northern Oil & Gas, Inc. (a)	234,293	1,180,837
Parsley Energy, Inc. Class A (a)	391,700	6,944,841
PDC Energy, Inc. (a)	315,788	19,054,648
Pioneer Natural Resources Co.	212,716	29,171,872
Rice Energy, Inc. (a)	184,900	2,821,574
RSP Permian, Inc. (a)	208,300	5,711,586
Seven Generations Energy Ltd.	113,600	1,210,193
SM Energy Co. (b)	311,500	10,388,525
Synergy Resources Corp. (a)(b)	772,615	8,645,562
TAG Oil Ltd. (a)	342,200	177,957
Whiting Petroleum Corp. (a)	31,600	544,468
WPX Energy, Inc. (a)	88,800	609,168
		380,476,216
Oil & Gas Refining & Marketing - 6.3%
Keyera Corp.	223,551	6,898,350
Tesoro Corp.	48,800	5,218,184
Valero Energy Corp.	540,926	35,657,842
World Fuel Services Corp.	48,533	2,157,777
		49,932,153
Oil & Gas Storage & Transport - 5.8%
Buckeye Partners LP	5,000	339,150
Cheniere Energy Partners LP Holdings LLC	164,400	3,235,392
Cheniere Energy, Inc. (a)	118,100	5,848,312
Columbia Pipeline Group, Inc.	26,800	556,636
Enterprise Products Partners LP	158,900	4,390,407
EQT Midstream Partners LP	26,500	1,962,060
Golar LNG Ltd.	167,300	4,853,373
Kinder Morgan, Inc.	268,400	7,340,740
Magellan Midstream Partners LP	49,834	3,179,908
Phillips 66 Partners LP	27,769	1,683,912
Rice Midstream Partners LP	117,300	1,607,010
Shell Midstream Partners LP	26,050	891,692
The Williams Companies, Inc.	241,700	9,532,648
		45,421,240

TOTAL OIL, GAS & CONSUMABLE FUELS		628,841,151

TOTAL COMMON STOCKS
(Cost $809,395,048)		778,841,880

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.18% (c)	15,766,725	15,766,725
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	11,640,250	11,640,250
TOTAL MONEY MARKET FUNDS
(Cost $27,406,975)		27,406,975
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $836,802,023)		806,248,855
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(20,444,916)
NET ASSETS - 100%		$785,803,939

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,763
Fidelity Securities Lending Cash Central Fund	10,298
Total	$14,061

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo,LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $843,646,172. Net unrealized depreciation aggregated $37,397,317, of which $53,488,802 related to appreciated investment securities and $90,886,119 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2015

1.809094.112
AFFS-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Banks - 29.0%
Diversified Banks - 23.6%
Bank of America Corp.	694,456	$11,652,971
Citigroup, Inc.	218,865	11,637,052
Comerica, Inc.	35,719	1,550,205
JPMorgan Chase & Co.	178,131	11,444,917
U.S. Bancorp	213,708	9,014,203
Wells Fargo & Co.	160,248	8,675,827
		53,975,175
Regional Banks - 5.4%
CoBiz, Inc.	75,991	946,848
Fifth Third Bancorp	106,840	2,035,302
Huntington Bancshares, Inc.	151,800	1,665,246
Popular, Inc.	52,200	1,543,554
Regions Financial Corp.	237,500	2,220,625
SunTrust Banks, Inc.	97,100	4,031,592
		12,443,167

TOTAL BANKS		66,418,342

Capital Markets - 11.0%
Asset Management & Custody Banks - 6.7%
Affiliated Managers Group, Inc. (a)	14,354	2,587,452
Artisan Partners Asset Management, Inc.	63,100	2,413,575
Invesco Ltd.	111,738	3,706,349
Northern Trust Corp.	26,700	1,879,413
Oaktree Capital Group LLC Class A	37,600	1,874,736
The Blackstone Group LP	82,565	2,729,599
		15,191,124
Diversified Capital Markets - 0.3%
Credit Suisse Group AG	6,107	152,316
Credit Suisse Group AG (b)(c)	22,197	510,882
		663,198
Investment Banking & Brokerage - 4.0%
E*TRADE Financial Corp. (a)	121,400	3,461,114
Goldman Sachs Group, Inc.	17,950	3,365,625
Raymond James Financial, Inc.	43,700	2,408,307
		9,235,046

TOTAL CAPITAL MARKETS		25,089,368

Consumer Finance - 5.4%
Consumer Finance - 5.4%
American Express Co.	21,900	1,604,394
Capital One Financial Corp.	106,838	8,429,518
Springleaf Holdings, Inc. (a)	48,600	2,279,826
		12,313,738
Diversified Consumer Services - 1.4%
Specialized Consumer Services - 1.4%
H&R Block, Inc.	87,400	3,256,524
Diversified Financial Services - 6.8%
Multi-Sector Holdings - 4.2%
Berkshire Hathaway, Inc. Class B (a)	70,469	9,585,193
Specialized Finance - 2.6%
Element Financial Corp. (a)	6,400	82,765
IntercontinentalExchange, Inc.	23,264	5,871,834
		5,954,599

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,539,792

Insurance - 15.0%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	37,900	1,657,367
Brown & Brown, Inc.	112,200	3,620,694
Marsh & McLennan Companies, Inc.	48,600	2,708,964
		7,987,025
Life & Health Insurance - 2.0%
Torchmark Corp.	77,680	4,506,217
Property & Casualty Insurance - 9.5%
ACE Ltd.	63,100	7,164,374
Allied World Assurance Co. Holdings AG	48,600	1,767,096
Allstate Corp.	97,190	6,014,117
FNF Group	131,100	4,625,208
The Chubb Corp.	16,700	2,160,145
		21,730,940

TOTAL INSURANCE		34,224,182

IT Services - 5.5%
Data Processing & Outsourced Services - 5.5%
EVERTEC, Inc.	59,500	1,085,280
First Data Corp. Class A	13,576	215,044
MasterCard, Inc. Class A	29,100	2,880,609
PayPal Holdings, Inc. (a)	48,600	1,750,086
The Western Union Co.	113,700	2,188,725
Visa, Inc. Class A	58,320	4,524,466
		12,644,210
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Verisk Analytics, Inc. (a)	9,400	673,134
Real Estate Investment Trusts - 16.1%
Diversified REITs - 1.0%
NorthStar Realty Finance Corp.	194,250	2,332,943
Health Care REIT's - 1.7%
Ventas, Inc.	72,900	3,916,188
Mortgage REITs - 3.1%
Altisource Residential Corp. Class B	135,950	1,956,321
American Capital Agency Corp.	70,000	1,248,100
Redwood Trust, Inc. (d)	170,000	2,257,600
Two Harbors Investment Corp.	189,600	1,604,016
		7,066,037
Office REITs - 1.5%
Boston Properties, Inc.	26,700	3,360,195
Residential REITs - 1.8%
Essex Property Trust, Inc.	9,800	2,160,312
UDR, Inc.	58,300	2,009,018
		4,169,330
Specialized REITs - 7.0%
American Tower Corp.	82,600	8,444,198
Outfront Media, Inc.	107,430	2,536,422
Public Storage	21,900	5,025,174
		16,005,794

TOTAL REAL ESTATE INVESTMENT TRUSTS		36,850,487

Real Estate Management & Development - 3.5%
Real Estate Services - 3.5%
CBRE Group, Inc. (a)	97,187	3,623,131
Realogy Holdings Corp. (a)	111,700	4,367,470
		7,990,601
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	105,000	987,000
Radian Group, Inc.	34,000	491,980
		1,478,980
Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	77,700	3,224,550
TOTAL COMMON STOCKS
(Cost $208,982,612)		219,703,908

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.18% (e)	12,661,599	12,661,599
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	313,500	313,500
TOTAL MONEY MARKET FUNDS
(Cost $12,975,099)		12,975,099
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $221,957,711)		232,679,007
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(3,822,786)
NET ASSETS - 100%		$228,856,221

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $510,882 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Credit Suisse Group AG	10/21/15	$526,324

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,899
Fidelity Securities Lending Cash Central Fund	834
Total	$4,733

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$219,703,908	$219,040,710	$663,198	$--
Money Market Funds	12,975,099	12,975,099	--	--
Total Investments in Securities:	$232,679,007	$232,015,809	$663,198	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $222,755,357. Net unrealized appreciation aggregated $9,923,650, of which $19,056,464 related to appreciated investment securities and $9,132,814 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2015

1.809075.112
AFHC-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Biotechnology - 23.1%
Biotechnology - 23.1%
AbbVie, Inc.	2,640,500	$157,241,775
Ablynx NV (a)	478,117	6,309,136
Acceleron Pharma, Inc. (a)	105,738	3,300,083
Acorda Therapeutics, Inc. (a)	190,171	6,853,763
Actelion Ltd.	90,000	12,510,496
Advaxis, Inc. (a)(b)	450,000	4,990,500
Alnylam Pharmaceuticals, Inc. (a)	101,902	8,758,477
AMAG Pharmaceuticals, Inc. (a)	326,600	13,064,000
Amgen, Inc.	548,117	86,701,147
Amicus Therapeutics, Inc. (a)	681,000	5,107,500
Arena Pharmaceuticals, Inc. (a)	2,300,796	4,348,504
Array BioPharma, Inc. (a)(b)	800,000	4,096,000
Ascendis Pharma A/S ADR	400,000	7,200,000
Biogen, Inc. (a)	55,784	16,205,810
BioMarin Pharmaceutical, Inc. (a)	305,600	35,767,424
bluebird bio, Inc. (a)	14,000	1,079,820
Blueprint Medicines Corp.	78,677	1,580,621
Cara Therapeutics, Inc. (a)	282,162	3,998,236
Celgene Corp. (a)	27,908	3,424,591
Cellectis SA sponsored ADR	220,700	5,837,515
Curis, Inc. (a)	1,533,700	3,128,748
CytomX Therapeutics, Inc.	139,100	1,446,640
Discovery Laboratories, Inc. (a)	1,574,833	491,348
Dyax Corp. (a)	522,623	14,387,811
Edge Therapeutics, Inc.	184,443	3,297,841
Gilead Sciences, Inc.	338,062	36,554,644
Heron Therapeutics, Inc. (a)	163,115	4,472,613
Insmed, Inc. (a)	900,000	17,856,000
Intercept Pharmaceuticals, Inc. (a)	52,421	8,240,581
Mirati Therapeutics, Inc. (a)	274,000	9,694,120
Neurocrine Biosciences, Inc. (a)	268,900	13,200,301
ProNai Therapeutics, Inc. (a)	97,200	1,667,952
Puma Biotechnology, Inc. (a)	342,439	28,223,822
Regeneron Pharmaceuticals, Inc. (a)	34,000	18,951,260
Spark Therapeutics, Inc.	125,106	6,743,213
TESARO, Inc. (a)	300,000	13,641,000
Trevena, Inc. (a)	1,000,000	9,620,000
Ultragenyx Pharmaceutical, Inc. (a)	201,440	20,013,064
United Therapeutics Corp. (a)	101,800	14,926,934
Vertex Pharmaceuticals, Inc. (a)	597,700	74,557,098
Xencor, Inc. (a)	297,400	3,220,842
		692,711,230
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (c)	10,510	1,449,119
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	215,735	4,640,460
Health Care Equipment & Supplies - 23.2%
Health Care Equipment - 22.0%
Atricure, Inc. (a)	500,000	9,262,500
Boston Scientific Corp. (a)	8,100,000	148,068,000
CONMED Corp.	326,300	13,234,728
Edwards Lifesciences Corp. (a)	248,600	39,067,490
HeartWare International, Inc. (a)	138,771	5,993,519
Integra LifeSciences Holdings Corp. (a)	205,300	12,229,721
Invuity, Inc.	517,800	6,954,054
Medtronic PLC	3,298,600	243,832,513
Neovasc, Inc. (a)	1,100,000	6,149,000
Nevro Corp.	400,000	16,308,000
Novocure Ltd.	185,300	4,163,691
ResMed, Inc.	247,800	14,275,758
St. Jude Medical, Inc.	708,100	45,183,861
Steris Corp. (b)	172,084	12,897,696
Stryker Corp.	200,000	19,124,000
Teleflex, Inc.	128,000	17,024,000
Wright Medical Group NV (a)	1,515,450	29,293,649
Zeltiq Aesthetics, Inc. (a)(b)	253,818	8,563,819
Zimmer Biomet Holdings, Inc.	88,500	9,254,445
		660,880,444
Health Care Supplies - 1.2%
Derma Sciences, Inc. (a)	490,000	2,445,100
The Cooper Companies, Inc.	180,000	27,424,800
The Spectranetics Corp. (a)	600,000	7,332,000
		37,201,900

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		698,082,344

Health Care Providers & Services - 13.3%
Health Care Distributors & Services - 3.2%
Amplifon SpA	761,295	5,922,893
EBOS Group Ltd.	1,312,664	12,133,081
McKesson Corp.	406,475	72,677,730
United Drug PLC (United Kingdom)	700,000	5,127,978
		95,861,682
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	406,070	8,490,924
HCA Holdings, Inc. (a)	400,800	27,571,032
Surgical Care Affiliates, Inc. (a)	547,905	16,223,467
Universal Health Services, Inc. Class B	220,000	26,859,800
		79,145,223
Health Care Services - 1.8%
Adeptus Health, Inc. Class A (a)(b)	120,200	7,799,778
DaVita HealthCare Partners, Inc. (a)	381,300	29,554,563
Envision Healthcare Holdings, Inc. (a)	600,704	16,939,853
		54,294,194
Managed Health Care - 5.7%
Cigna Corp.	550,000	73,722,000
UnitedHealth Group, Inc.	740,200	87,180,756
Wellcare Health Plans, Inc. (a)	118,300	10,481,380
		171,384,136

TOTAL HEALTH CARE PROVIDERS & SERVICES		400,685,235

Health Care Technology - 3.2%
Health Care Technology - 3.2%
athenahealth, Inc. (a)	239,100	36,450,795
Castlight Health, Inc. (a)	336,800	1,704,208
Castlight Health, Inc. Class B (a)	85,950	434,907
Cerner Corp. (a)	259,296	17,188,732
Connecture, Inc.	500,000	2,950,000
Evolent Health, Inc.	236,005	3,032,664
HealthStream, Inc. (a)	600,000	14,286,000
Medidata Solutions, Inc. (a)	456,000	19,608,000
		95,655,306
Life Sciences Tools & Services - 2.3%
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	1,280,400	48,347,904
Bruker Corp. (a)	575,553	10,572,909
PRA Health Sciences, Inc.	277,243	9,714,595
		68,635,408
Pharmaceuticals - 28.9%
Pharmaceuticals - 28.9%
Allergan PLC (a)	733,900	226,386,133
Amphastar Pharmaceuticals, Inc. (a)	600,000	7,104,000
Astellas Pharma, Inc.	1,261,700	18,312,919
Bristol-Myers Squibb Co.	906,300	59,770,485
Catalent, Inc. (a)	400,000	10,632,000
Dechra Pharmaceuticals PLC	530,000	7,921,280
Eisai Co. Ltd.	307,100	19,208,980
Eli Lilly & Co.	83,200	6,786,624
Endo Health Solutions, Inc. (a)	708,200	42,484,918
Horizon Pharma PLC (a)	722,100	11,351,412
Jazz Pharmaceuticals PLC (a)	280,500	38,507,040
Jiangsu Hengrui Medicine Co. Ltd.	1,430,000	11,864,670
Lee's Pharmaceutical Holdings Ltd.	4,366,536	5,637,792
Mylan N.V.	645,207	28,447,177
Novartis AG sponsored ADR	125,900	11,385,137
Perrigo Co. PLC	231,500	36,516,810
Pfizer, Inc.	1,280,000	43,289,600
Prestige Brands Holdings, Inc. (a)	387,100	18,971,771
Sanofi SA sponsored ADR	450,000	22,653,000
Shire PLC sponsored ADR	134,000	30,424,700
Sun Pharmaceutical Industries Ltd.	805,082	10,940,347
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,605,900	154,243,221
The Medicines Company (a)	267,400	9,155,776
TherapeuticsMD, Inc. (a)(b)	1,374,300	8,067,141
UCB SA	91,500	7,920,647
Valeant Pharmaceuticals International, Inc. (Canada) (a)	73,500	6,859,850
ZS Pharma, Inc. (a)(b)	215,700	14,022,657
		868,866,087
Professional Services - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	401,600	19,284,832
TOTAL COMMON STOCKS
(Cost $2,595,266,662)		2,850,010,021

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,121,583)	322,145	2,812,326

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.18% (d)	167,023,102	167,023,102
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	18,558,675	18,558,675
TOTAL MONEY MARKET FUNDS
(Cost $185,581,777)		185,581,777
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $2,782,970,022)		3,038,404,124
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(34,699,852)
NET ASSETS - 100%		$3,003,704,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,261,445 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15	$1,239,129

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,558
Fidelity Securities Lending Cash Central Fund	138,397
Total	$176,955

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,850,010,021	$2,782,596,194	$65,964,708	$1,449,119
Convertible Preferred Stocks	2,812,326	--	--	2,812,326
Money Market Funds	185,581,777	185,581,777	--	--
Total Investments in Securities:	$3,038,404,124	$2,968,177,971	$65,964,708	$4,261,445

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$66,174,611
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,793,494,925. Net unrealized appreciation aggregated $244,909,199, of which $451,543,682 related to appreciated investment securities and $206,634,483 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2015

1.809093.112
AFCY-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Aerospace & Defense - 29.9%
Aerospace & Defense - 29.9%
BWX Technologies, Inc.	698,600	$19,770,380
General Dynamics Corp.	126,362	18,774,866
Honeywell International, Inc.	247,733	25,585,864
Northrop Grumman Corp.	21,100	3,961,525
Orbital ATK, Inc.	124,169	10,631,350
Raytheon Co.	208,100	24,430,940
Teledyne Technologies, Inc. (a)	159,065	14,193,370
Textron, Inc.	330,978	13,957,342
The Boeing Co.	260,429	38,561,722
United Technologies Corp.	383,251	37,715,731
		207,583,090
Air Freight & Logistics - 3.7%
Air Freight & Logistics - 3.7%
FedEx Corp.	166,532	25,987,319
Airlines - 3.3%
Airlines - 3.3%
Southwest Airlines Co.	495,900	22,955,211
Building Products - 4.4%
Building Products - 4.4%
A.O. Smith Corp.	203,942	15,666,824
Caesarstone Sdot-Yam Ltd.	60,392	2,144,520
Lennox International, Inc.	94,004	12,484,671
		30,296,015
Commercial Services & Supplies - 4.0%
Environmental & Facility Services - 0.6%
Stericycle, Inc. (a)	35,700	4,332,909
Office Services & Supplies - 1.8%
West Corp.	524,532	12,489,107
Security & Alarm Services - 1.6%
Tyco International Ltd.	300,900	10,964,796

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,786,812

Construction & Engineering - 3.0%
Construction & Engineering - 3.0%
AECOM Technology Corp. (a)	710,021	20,924,319
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	200,000	7,130,000
Electrical Equipment - 4.1%
Electrical Components & Equipment - 4.1%
AMETEK, Inc.	259,300	14,214,826
Eaton Corp. PLC	259,000	14,480,690
		28,695,516
Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	140,985	1,180,044
Industrial Conglomerates - 21.8%
Industrial Conglomerates - 21.8%
Danaher Corp.	563,232	52,555,178
General Electric Co.	3,419,248	98,884,652
		151,439,830
Machinery - 6.5%
Agricultural & Farm Machinery - 1.0%
Deere & Co.	91,950	7,172,100
Construction Machinery & Heavy Trucks - 1.3%
Wabtec Corp.	112,000	9,281,440
Industrial Machinery - 4.2%
IDEX Corp.	163,729	12,567,838
Ingersoll-Rand PLC	196,400	11,638,664
Pentair PLC	82,200	4,596,624
		28,803,126

TOTAL MACHINERY		45,256,666

Professional Services - 3.1%
Research & Consulting Services - 3.1%
CEB, Inc.	134,600	10,062,696
Huron Consulting Group, Inc. (a)	21,000	1,014,300
Verisk Analytics, Inc. (a)	144,644	10,357,957
		21,434,953
Road & Rail - 9.5%
Railroads - 3.5%
Union Pacific Corp.	272,228	24,323,572
Trucking - 6.0%
J.B. Hunt Transport Services, Inc.	466,784	35,648,294
Old Dominion Freight Lines, Inc. (a)	101,300	6,274,522
		41,922,816

TOTAL ROAD & RAIL		66,246,388

Trading Companies & Distributors - 4.7%
Trading Companies & Distributors - 4.7%
AerCap Holdings NV (a)	339,400	14,085,100
HD Supply Holdings, Inc. (a)	477,006	14,210,009
Wolseley PLC	67,236	3,947,515
		32,242,624
TOTAL COMMON STOCKS
(Cost $585,747,764)		689,158,787

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $2,521,154)	2,521,154	2,521,154
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $588,268,918)		691,679,941
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,048,508
NET ASSETS - 100%		$694,728,449

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,157
Fidelity Securities Lending Cash Central Fund	2,285
Total	$3,442

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$689,158,787	$685,211,272	$3,947,515	$--
Money Market Funds	2,521,154	2,521,154	--	--
Total Investments in Securities:	$691,679,941	$687,732,426	$3,947,515	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $590,285,353. Net unrealized appreciation aggregated $101,394,588, of which $121,539,527 related to appreciated investment securities and $20,144,939 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

October 31, 2015

1.809102.112
ARE-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	339,600	$8,486,604
Real Estate Investment Trusts - 94.6%
REITs - Apartments - 17.6%
American Residential Properties, Inc.	171,100	2,835,127
AvalonBay Communities, Inc.	174,240	30,462,379
Equity Residential (SBI)	347,209	26,846,200
Essex Property Trust, Inc.	198,747	43,811,789
Mid-America Apartment Communities, Inc.	299,400	25,505,886
UDR, Inc.	998,400	34,404,864
		163,866,245
REITs - Diversified - 4.5%
Cousins Properties, Inc.	1,308,843	13,140,784
Digital Realty Trust, Inc.	94,500	6,989,220
DuPont Fabros Technology, Inc.	323,100	10,368,279
Liberty Property Trust (SBI)	180,000	6,123,600
Vornado Realty Trust	49,983	5,025,791
		41,647,674
REITs - Health Care - 10.1%
HCP, Inc.	604,395	22,483,494
Healthcare Realty Trust, Inc.	646,400	17,039,104
Healthcare Trust of America, Inc.	103,300	2,717,823
Sabra Health Care REIT, Inc.	380,600	8,632,008
Ventas, Inc.	652,205	35,036,453
Welltower, Inc.	121,569	7,886,181
		93,795,063
REITs - Hotels - 5.0%
Ashford Hospitality Prime, Inc.	216,700	3,185,490
FelCor Lodging Trust, Inc.	2,229,089	17,944,166
Host Hotels & Resorts, Inc.	1,068,834	18,522,893
Pebblebrook Hotel Trust	154,300	5,273,974
RLJ Lodging Trust	74,100	1,859,169
		46,785,692
REITs - Management/Investment - 0.4%
Coresite Realty Corp.	65,700	3,610,215
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	22,100	1,336,608
Sun Communities, Inc.	265,822	17,815,390
		19,151,998
REITs - Office Property - 15.6%
Alexandria Real Estate Equities, Inc.	183,233	16,443,329
Boston Properties, Inc.	412,047	51,856,115
Mack-Cali Realty Corp.	919,200	20,001,792
New York (REIT), Inc.	196,600	2,241,240
Parkway Properties, Inc.	819,600	13,711,908
SL Green Realty Corp.	338,665	40,172,442
		144,426,826
REITs - Regional Malls - 16.7%
CBL & Associates Properties, Inc.	482,800	7,039,224
General Growth Properties, Inc.	412,100	11,930,295
Simon Property Group, Inc.	564,250	113,673,805
Taubman Centers, Inc.	111,800	8,606,364
The Macerich Co.	157,500	13,346,550
		154,596,238
REITs - Shopping Centers - 8.8%
Cedar Shopping Centers, Inc.	1,268,643	8,867,815
Federal Realty Investment Trust (SBI)	208,802	29,960,999
Kite Realty Group Trust	297,832	7,865,743
Ramco-Gershenson Properties Trust (SBI)	376,422	6,323,890
Urban Edge Properties	1,135,241	26,950,621
WP Glimcher, Inc.	166,275	1,932,116
		81,901,184
REITs - Storage - 9.0%
Extra Space Storage, Inc.	476,400	37,749,936
Public Storage	198,450	45,536,337
		83,286,273
REITs - Warehouse/Industrial - 4.8%
DCT Industrial Trust, Inc.	758,650	28,161,088
Prologis, Inc.	262,977	11,237,007
Terreno Realty Corp.	236,600	5,295,108
		44,693,203

TOTAL REAL ESTATE INVESTMENT TRUSTS		877,760,611

Real Estate Management & Development - 2.1%
Real Estate Operating Companies - 2.1%
Forest City Enterprises, Inc. Class A (a)	874,367	19,323,511
TOTAL COMMON STOCKS
(Cost $703,095,710)		905,570,726

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $25,001,045)	25,001,045	25,001,045
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $728,096,755)		930,571,771
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,658,064)
NET ASSETS - 100%		$927,913,707

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,359
Fidelity Securities Lending Cash Central Fund	68
Total	$5,427

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $731,737,599. Net unrealized appreciation aggregated $198,834,172, of which $212,896,471 related to appreciated investment securities and $14,062,299 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2015

1.809103.112
AFTF-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
NOK Corp.	24,700	$580,442
Automobiles - 1.3%
Automobile Manufacturers - 1.3%
Tesla Motors, Inc. (a)(b)	104,109	21,543,275
Banks - 0.3%
Diversified Banks - 0.3%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	417,300	2,273,530
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(c)	417,500	1,839,795
		4,113,325
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	105,097	2,107,886
JSR Corp.	8,900	140,560
Nitto Denko Corp.	11,800	756,668
Shin-Etsu Chemical Co. Ltd.	28,200	1,677,031
		4,682,145
Communications Equipment - 2.9%
Communications Equipment - 2.9%
BYD Electronic International Co. Ltd. (a)	1,590,000	1,039,107
Ciena Corp. (a)	236,800	5,716,352
Cisco Systems, Inc.	720,000	20,772,000
CommScope Holding Co., Inc. (a)	371,700	12,054,231
Ixia (a)	125,664	1,810,818
Juniper Networks, Inc.	32,466	1,019,108
Palo Alto Networks, Inc. (a)	5,500	885,500
QUALCOMM, Inc.	72,200	4,290,124
Radware Ltd. (a)	610	9,095
		47,596,335
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	88,705	62,707
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp.	700	9,926
Diversified Consumer Services - 0.8%
Education Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR	472,700	13,003,977
TAL Education Group ADR (a)	8,100	311,445
		13,315,422
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)(b)	867	12,147

TOTAL DIVERSIFIED CONSUMER SERVICES		13,327,569

Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	261,300	2,785,458
Electrical Equipment - 1.4%
Electrical Components & Equipment - 1.4%
Lumenpulse, Inc. (a)	21,700	240,300
Nidec Corp.	37,600	2,833,390
OSRAM Licht AG	182,655	10,747,835
Sensata Technologies Holding BV (a)	165,500	7,958,895
		21,780,420
Electronic Equipment & Components - 4.0%
Electronic Components - 2.0%
Alps Electric Co. Ltd.	57,900	1,797,169
Amphenol Corp. Class A	75,600	4,099,032
AU Optronics Corp.	2,320,000	682,412
Largan Precision Co. Ltd.	5,000	390,420
Ledlink Optics, Inc.	791,075	1,269,521
Murata Manufacturing Co. Ltd.	5,900	839,874
OMRON Corp.	41,600	1,377,495
Samsung SDI Co. Ltd.	110,314	10,289,674
Sunny Optical Technology Group Co. Ltd. (b)	2,385,100	5,545,643
Taiyo Yuden Co. Ltd.	61,700	868,803
TDK Corp.	12,400	789,836
Universal Display Corp. (a)	21,800	747,958
Yageo Corp.	2,294,660	3,625,937
Yaskawa Electric Corp.	1,100	13,048
		32,336,822
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,671,683	2,986,527
Cognex Corp.	34,600	1,300,960
FEI Co.	200	14,438
Keyence Corp.	300	156,183
		4,458,108
Electronic Manufacturing Services - 1.5%
AAC Technology Holdings, Inc.	130,500	827,603
Trimble Navigation Ltd. (a)	1,053,796	23,973,859
		24,801,462
Technology Distributors - 0.2%
Digital China Holdings Ltd. (H Shares)	3,683,000	3,757,544

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		65,353,936

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	439,000	1,575,343
Olympus Corp.	4,500	151,791
		1,727,134
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	19,626
Health Care Technology - 0.8%
Health Care Technology - 0.8%
athenahealth, Inc. (a)	66,994	10,213,235
M3, Inc.	31,000	600,846
Medidata Solutions, Inc. (a)	29,198	1,255,514
		12,069,595
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	232,100	4,711,630
DOUBLEUGAMES Co. Ltd.	5,615	319,657
		5,031,287
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)	153,208	2,363,999

TOTAL HOTELS, RESTAURANTS & LEISURE		7,395,286

Household Durables - 0.5%
Consumer Electronics - 0.5%
Sony Corp.	146,800	4,172,853
Sony Corp. sponsored ADR	145,100	4,120,840
TCL Multimedia Technology Holdings Ltd.	342,000	152,768
		8,446,461
Internet & Catalog Retail - 3.7%
Internet Retail - 3.7%
Amazon.com, Inc. (a)	7,400	4,631,660
ASOS PLC (a)	3,500	175,951
Groupon, Inc. Class A (a)(b)	1,932,200	7,168,462
JD.com, Inc. sponsored ADR (a)	150,300	4,151,286
Jumei International Holding Ltd. sponsored ADR (a)(b)	1,443,710	14,437,100
Liberty Interactive Corp. Qvc G Series A (a)	309	8,457
MySale Group PLC (a)	19,300	16,067
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	426,694	20,711,727
Travelport Worldwide Ltd.	85,223	1,154,772
Vipshop Holdings Ltd. ADR (a)	357,700	7,340,004
		59,795,486
Internet Software & Services - 30.3%
Internet Software & Services - 30.3%
58.com, Inc. ADR (a)(b)	544,900	28,601,801
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	604,600	50,683,618
Alphabet, Inc.:
Class A (a)	120,887	89,140,865
Class C	133,055	94,576,825
Baidu.com, Inc. sponsored ADR (a)	37,700	7,067,619
Bitauto Holdings Ltd. ADR (a)	25,479	812,780
ChannelAdvisor Corp. (a)	134,017	1,168,628
Constant Contact, Inc. (a)	400	10,440
Cornerstone OnDemand, Inc. (a)	99,232	3,125,808
Cvent, Inc. (a)	50,808	1,606,041
Demandware, Inc. (a)	110,606	6,271,360
DeNA Co. Ltd.	390,700	6,268,502
eBay, Inc. (a)	28,700	800,730
eGain Communications Corp. (a)(b)	64,050	293,349
Endurance International Group Holdings, Inc. (a)(b)	655,200	8,733,816
Facebook, Inc. Class A (a)	803,311	81,913,623
HomeAway, Inc. (a)	271,390	8,565,068
Hortonworks, Inc.	1,500	29,190
LinkedIn Corp. Class A (a)	8,300	1,999,221
Marketo, Inc. (a)	87,813	2,584,337
Momo, Inc. ADR (b)	11,386	152,914
NAVER Corp.	17,584	9,240,390
NetEase, Inc. sponsored ADR	40,200	5,810,106
New Relic, Inc.	400	15,860
NIC, Inc.	54,508	1,034,017
Q2 Holdings, Inc. (a)	700	17,255
Qihoo 360 Technology Co. Ltd. ADR (a)(b)	3,099	176,922
Rackspace Hosting, Inc. (a)	30,639	792,018
Renren, Inc. ADR (a)(b)	164,400	595,128
SciQuest, Inc. (a)	185,354	2,198,298
SINA Corp. (a)	134,700	6,417,108
Sohu.com, Inc. (a)	17,300	873,996
SouFun Holdings Ltd. ADR (b)	524,600	3,708,922
Tencent Holdings Ltd.	110,200	2,077,202
Textura Corp. (a)(b)	247,315	7,261,168
Twitter, Inc. (a)	27,800	791,188
Web.com Group, Inc. (a)	203,586	4,778,163
Weibo Corp. sponsored ADR (a)(b)	114,000	1,837,680
Xunlei Ltd. sponsored ADR (a)	566,144	4,404,600
Yahoo!, Inc. (a)	1,164,800	41,490,176
Yelp, Inc. (a)(b)	46,943	1,044,482
YY, Inc. ADR (a)	12,451	708,960
Zillow Group, Inc. (a)(b)	10,710	329,975
Zillow Group, Inc. Class C (a)(b)	21,420	593,120
		490,603,269
IT Services - 7.2%
Data Processing & Outsourced Services - 6.2%
Euronet Worldwide, Inc. (a)	25,835	2,073,000
Fidelity National Information Services, Inc.	282,095	20,570,367
FleetCor Technologies, Inc. (a)	56,800	8,228,048
Optimal Payments PLC (a)	1,400,300	6,562,456
PayPal Holdings, Inc. (a)	12,900	464,529
Total System Services, Inc.	220,453	11,562,760
Vantiv, Inc. (a)	241,000	12,086,150
Visa, Inc. Class A	499,700	38,766,726
		100,314,036
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	235,894	16,066,740
EPAM Systems, Inc. (a)	2,861	221,298
Virtusa Corp. (a)	400	22,972
		16,311,010

TOTAL IT SERVICES		116,625,046

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	555,476	1,238,764
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	2,200	98,340
		1,337,104
Machinery - 0.8%
Construction Machinery & Heavy Trucks - 0.7%
Zhengzhou Yutong Bus Co. Ltd.	3,105,508	10,696,304
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	52,100	882,779
Minebea Ltd.	80,000	881,104
		1,763,883

TOTAL MACHINERY		12,460,187

Media - 0.6%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	1,257,513	686,733
Cable & Satellite - 0.2%
Naspers Ltd. Class N	23,645	3,463,286
Movies & Entertainment - 0.2%
Bona Film Group Ltd. sponsored ADR (a)	234,644	2,886,121
Publishing - 0.2%
NEXT Co. Ltd.	21,800	161,817
Schibsted ASA:
(A Shares)	22,300	747,992
(B Shares) (a)	51,941	1,619,956
		2,529,765

TOTAL MEDIA		9,565,905

Professional Services - 0.2%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	400	13,524
WageWorks, Inc. (a)	30,744	1,476,327
		1,489,851
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	33,600	1,030,512
Verisk Analytics, Inc. (a)	168	12,030
		1,042,542

TOTAL PROFESSIONAL SERVICES		2,532,393

Real Estate Management & Development - 0.0%
Real Estate Development - 0.0%
Greenland Hong Kong Holdings Ltd. (a)	1,094,000	461,931
Semiconductors & Semiconductor Equipment - 15.0%
Semiconductor Equipment - 1.4%
Amkor Technology, Inc. (a)	390,885	2,431,305
ASM Pacific Technology Ltd.	35,500	252,073
EO Technics Co. Ltd.	29,348	2,565,254
Lam Research Corp.	172,800	13,234,752
Nanometrics, Inc. (a)	9,409	143,770
Rubicon Technology, Inc. (a)(b)	681,267	749,394
Sumco Corp.	116,100	1,170,370
SunEdison, Inc. (a)	700	5,110
Ultratech, Inc. (a)	113,777	1,778,335
		22,330,363
Semiconductors - 13.6%
Advanced Semiconductor Engineering, Inc.	4,859,000	5,609,238
Advanced Semiconductor Engineering, Inc. sponsored ADR	905,891	5,199,814
Analog Devices, Inc.	32,100	1,929,852
Atmel Corp.	274,000	2,082,400
Broadcom Corp. Class A	408,022	20,972,331
Cavium, Inc. (a)	50,300	3,568,785
Chipbond Technology Corp.	2,323,000	3,320,105
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	147,449	2,614,271
Cirrus Logic, Inc. (a)	22,714	700,273
Cree, Inc. (a)(b)	56,300	1,418,197
Cypress Semiconductor Corp.	235,600	2,483,224
Everlight Electronics Co. Ltd.	3,055,000	4,653,311
Fairchild Semiconductor International, Inc. (a)	66,400	1,107,552
Freescale Semiconductor, Inc. (a)	82,744	2,771,097
Genesis Photonics, Inc. (a)	2,474,066	693,485
Himax Technologies, Inc. sponsored ADR (b)	349,350	2,068,152
Hua Hong Semiconductor Ltd. (a)	2,480,000	2,510,487
Inotera Memories, Inc. (a)	4,298,000	3,322,957
Integrated Device Technology, Inc. (a)	72,300	1,843,650
Intersil Corp. Class A	351,594	4,764,099
King Yuan Electronics Co. Ltd.	1,199,000	768,187
Lextar Electronics Corp.	437,000	246,330
MagnaChip Semiconductor Corp. (a)	114,554	605,991
Marvell Technology Group Ltd.	3,029,782	24,874,510
Maxim Integrated Products, Inc.	483,000	19,793,340
Melexis NV	293	14,289
Micron Technology, Inc. (a)	1,587,700	26,292,312
Microsemi Corp. (a)	263,500	9,488,635
Monolithic Power Systems, Inc.	71,201	4,444,366
Novatek Microelectronics Corp.	314,000	1,073,587
NXP Semiconductors NV (a)	132,900	10,412,715
ON Semiconductor Corp. (a)	386,000	4,246,000
Power Integrations, Inc.	41,500	2,100,315
Qorvo, Inc. (a)	274,558	12,061,333
Sanken Electric Co. Ltd.	386,000	1,341,567
Semiconductor Manufacturing International Corp. sponsored ADR (a)	22,000	102,300
Semtech Corp. (a)	266,998	4,672,465
Silicon Laboratories, Inc. (a)	30,900	1,544,073
Silicon Motion Technology Corp. sponsored ADR	108,288	3,442,476
Siliconware Precision Industries Co. Ltd.	5,651,341	7,466,431
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	817,164	5,466,827
STMicroelectronics NV	1,630	11,231
Vanguard International Semiconductor Corp.	4,356,000	5,628,652
		219,731,212

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		242,061,575

Software - 13.0%
Application Software - 7.2%
Adobe Systems, Inc. (a)	159,716	14,160,421
ANSYS, Inc. (a)	175	16,679
Autodesk, Inc. (a)	105,500	5,822,545
Blackbaud, Inc.	17,200	1,078,268
Cadence Design Systems, Inc. (a)	14,800	328,856
Citrix Systems, Inc. (a)	226,615	18,605,092
Guidewire Software, Inc. (a)	190	11,064
Idreamsky Technology Ltd. ADR (a)(b)	144,124	1,713,634
Interactive Intelligence Group, Inc. (a)	53,960	1,745,066
Intuit, Inc.	172,100	16,767,703
Kingdee International Software Group Co. Ltd. (b)	7,393,800	3,040,768
Linx SA	700	8,531
Mobileye NV (a)(b)	62,700	2,854,104
Parametric Technology Corp. (a)	85,500	3,030,120
Paycom Software, Inc. (a)	900	34,209
Paylocity Holding Corp. (a)(b)	75,300	2,527,821
Qlik Technologies, Inc. (a)	400	12,548
RealPage, Inc. (a)	219,900	3,716,310
RingCentral, Inc. (a)	170,800	3,159,800
Salesforce.com, Inc. (a)	339,219	26,360,708
SolarWinds, Inc. (a)	333	19,324
Splunk, Inc. (a)	12,996	729,855
SS&C Technologies Holdings, Inc.	52,200	3,870,630
Ultimate Software Group, Inc. (a)	76	15,531
Workday, Inc. Class A (a)	14,900	1,176,653
Workiva, Inc.	51,400	852,212
Yodlee, inc.	1,300	21,814
Zendesk, Inc. (a)(b)	288,700	5,808,644
		117,488,910
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	233,170	8,104,989
Electronic Arts, Inc. (a)	99,600	7,178,172
NCSOFT Corp.	36,239	6,014,601
Nintendo Co. Ltd.	39,500	6,314,731
Nintendo Co. Ltd. ADR	141,500	2,861,130
		30,473,623
Systems Software - 3.9%
Allot Communications Ltd. (a)	288,719	1,605,278
CommVault Systems, Inc. (a)	300	12,156
Fleetmatics Group PLC (a)	297,630	16,566,086
Imperva, Inc. (a)	300	21,186
Infoblox, Inc. (a)	900	14,679
Microsoft Corp.	81,700	4,300,688
NetSuite, Inc. (a)(b)	97,577	8,300,875
Oracle Corp.	613,300	23,820,572
Progress Software Corp. (a)	52,200	1,267,416
Rapid7, Inc. (a)(b)	2,500	51,400
Red Hat, Inc. (a)	10,448	826,541
ServiceNow, Inc. (a)	71,495	5,837,567
Tableau Software, Inc. (a)	3,300	277,068
Varonis Systems, Inc. (a)	900	14,373
VMware, Inc. Class A (a)	200	12,030
		62,927,915

TOTAL SOFTWARE		210,890,448

Technology Hardware, Storage & Peripherals - 13.7%
Technology Hardware, Storage & Peripherals - 13.7%
Apple, Inc.	1,398,929	167,172,016
BlackBerry Ltd. (a)	1,486	10,830
Electronics for Imaging, Inc. (a)	87,100	4,044,924
EMC Corp.	258,400	6,775,248
HP, Inc.	950,000	25,612,000
Nimble Storage, Inc. (a)	60,500	1,367,300
Seagate Technology LLC	63,700	2,424,422
Silicon Graphics International Corp. (a)	166,658	728,295
Stratasys Ltd. (a)	100	2,550
Western Digital Corp.	212,300	14,185,886
		222,323,471
Wireless Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Infratel Ltd.	837,982	4,977,043
TOTAL COMMON STOCKS
(Cost $1,384,743,319)		1,585,127,498

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.6%
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	9,199,017
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	39,963	705,747

TOTAL CONVERTIBLE PREFERRED STOCKS		9,904,764

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. (d)	1,516,912	5,855,280
TOTAL PREFERRED STOCKS
(Cost $8,930,115)		15,760,044

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.18% (e)	6,613,518	6,613,518
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	131,231,959	131,231,959
TOTAL MONEY MARKET FUNDS
(Cost $137,845,477)		137,845,477
TOTAL INVESTMENT PORTFOLIO - 107.5%
(Cost $1,531,518,911)		1,738,733,019
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(121,084,597)
NET ASSETS - 100%		$1,617,648,422

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,113,325 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,760,044 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$4,794,731
Nutanix, Inc. Series E	8/26/14	$535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,479
Fidelity Securities Lending Cash Central Fund	178,470
Total	$185,949

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,585,127,498	$1,497,123,139	$88,004,359	$--
Preferred Stocks	15,760,044	--	--	15,760,044
Money Market Funds	137,845,477	137,845,477	--	--
Total Investments in Securities:	$1,738,733,019	$1,634,968,616	$88,004,359	$15,760,044

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$79,127,930
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$28,384,840
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	31,613
Cost of Purchases	4,794,731
Proceeds of Sales	(5,833,471)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(11,617,669)
Ending Balance	$15,760,044
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$31,613

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,541,233,637. Net unrealized appreciation aggregated $197,499,382, of which $314,664,525 related to appreciated investment securities and $117,165,143 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

October 31, 2015

1.809068.112
AFUG-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Diversified Telecommunication Services - 3.3%
Integrated Telecommunication Services - 3.3%
AT&T, Inc.	251,800	$8,437,818
Electric Utilities - 45.4%
Electric Utilities - 45.4%
Edison International	196,802	11,910,457
Exelon Corp.	1,024,641	28,607,977
FirstEnergy Corp.	240,300	7,497,360
ITC Holdings Corp.	138,400	4,528,448
NextEra Energy, Inc.	414,540	42,556,675
OGE Energy Corp.	192,323	5,483,129
PNM Resources, Inc.	68,700	1,931,844
PPL Corp.	368,872	12,689,197
		115,205,087
Gas Utilities - 0.7%
Gas Utilities - 0.7%
Atmos Energy Corp.	14,600	919,800
Southwest Gas Corp.	12,800	786,688
		1,706,488
Independent Power and Renewable Electricity Producers - 8.5%
Independent Power Producers & Energy Traders - 8.5%
Black Hills Corp.	54,200	2,481,276
Calpine Corp. (a)	641,817	9,954,582
Dynegy, Inc. (a)	169,257	3,288,664
NRG Energy, Inc.	131,035	1,689,041
NRG Yield, Inc. Class C	73,320	1,058,741
The AES Corp.	286,200	3,133,890
		21,606,194
Multi-Utilities - 35.9%
Multi-Utilities - 35.9%
Dominion Resources, Inc.	342,899	24,493,276
DTE Energy Co.	128,298	10,467,834
NiSource, Inc.	447,983	8,583,354
PG&E Corp.	234,518	12,523,261
Sempra Energy	280,337	28,709,312
WEC Energy Group, Inc.	119,260	6,149,046
		90,926,083
Oil, Gas & Consumable Fuels - 1.9%
Oil & Gas Storage & Transport - 1.9%
Cheniere Energy Partners LP Holdings LLC	247,162	4,864,148
Real Estate Investment Trusts - 3.0%
Specialized REITs - 3.0%
Crown Castle International Corp.	89,300	7,631,578
TOTAL COMMON STOCKS
(Cost $244,498,501)		250,377,396

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $1,681,414)	1,681,414	1,681,414
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $246,179,915)		252,058,810
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,467,931
NET ASSETS - 100%		$253,526,741

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$874

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo.LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $247,192,635. Net unrealized appreciation aggregated $4,866,175, of which $22,236,957 related to appreciated investment securities and $17,370,782 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015